Segment Information - Schedule of Segment Reporting Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Sales	£ 4,513	£ 4,552	£ 4,468
Adjusted operating profit	576	635	672
Intangible charges	(166)	(2,769)	(1,089)
Cost of major restructuring	(79)	(338)	(47)
Acquisition costs			0
Other net gains and losses	128	(25)	13
Impact of US tax reform	(8)
Operating (loss)/profit	451	(2,497)	(404)
Finance costs	(110)	(97)	(100)
Finance income	80	37	71
Profit (Loss) before tax	421	(2,557)	(433)
Income tax	(13)	222	81
Profit (Loss) for the year from continuing operations	408	(2,335)	(352)
Assets	7,888	10,066	11,635
Share of results of joint ventures and associates	78	97	68
Capital expenditure	240	246	243
Pre-publication investment	361	395	347
Depreciation	90	95	75
Amortisation	561	619	557
Impairment		2,548	849
Segments [member]
Disclosure of operating segments [line items]
Assets	7,490	8,819	10,532
Joint ventures where entity is venturer [member]
Disclosure of operating segments [line items]
Assets	3	2	4
Associates [member]
Disclosure of operating segments [line items]
Assets	395	1,245	1,099
Associates [member] | Penguin Random House [member]
Disclosure of operating segments [line items]
Sales	2,693	2,620
Continuing operations [member]
Disclosure of operating segments [line items]
Sales	4,513	4,552	4,468
Continuing operations [member] | Corporate Segment [Member]
Disclosure of operating segments [line items]
Acquisition costs			0
Assets	793	1,640	1,841
Continuing operations [member] | Penguin Random House [member]
Disclosure of operating segments [line items]
Adjusted operating profit	94	129	90
Intangible charges	(28)	(36)	(41)
Cost of major restructuring		(9)
Acquisition costs			0
Other net gains and losses	96		(1)
Impact of US tax reform	(8)
Operating (loss)/profit	154	84	48
Assets	388	1,240	1,093
Share of results of joint ventures and associates	71	98	64
Continuing operations [member] | Segments [member] | Corporate Segment [Member]
Disclosure of operating segments [line items]
Assets	793	1,640	1,841
Continuing operations [member] | Associates [member] | Penguin Random House [member]
Disclosure of operating segments [line items]
Assets	388	1,240	1,093
Discontinued operations [member]
Disclosure of operating segments [line items]
Sales			312
Acquisition costs			0
Share of results of joint ventures and associates			16
Capital expenditure			15
Depreciation			6
Amortisation			15
North America [member]
Disclosure of operating segments [line items]
Sales	2,929	2,981	2,940
North America [member] | Continuing operations [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales	2,929	2,981	2,940
Adjusted operating profit	394	420	480
Intangible charges	(89)	(2,684)	(386)
Cost of major restructuring	(60)	(172)
Acquisition costs			0
Other net gains and losses	(3)	(12)	19
Operating (loss)/profit	242	(2,448)	113
Assets	4,120	4,860	6,400
Share of results of joint ventures and associates	5	(1)	(9)
Capital expenditure	162	153	136
Pre-publication investment	218	235	218
Depreciation	56	56	42
Amortisation	348	394	338
Impairment		2,548	282
North America [member] | Continuing operations [member] | Segments [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	4,116	4,859	6,399
North America [member] | Continuing operations [member] | Joint ventures where entity is venturer [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets			1
North America [member] | Continuing operations [member] | Associates [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	4	1
Core [member]
Disclosure of operating segments [line items]
Sales	815	803	815
Core [member] | Continuing operations [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales	815	803	815
Adjusted operating profit	50	57	105
Intangible charges	(12)	(16)	(79)
Cost of major restructuring	(11)	(62)
Acquisition costs			0
Other net gains and losses		(12)	(5)
Operating (loss)/profit	27	(33)	21
Assets	1,917	1,465	1,579
Share of results of joint ventures and associates	1	1
Capital expenditure	35	42	42
Pre-publication investment	84	92	63
Depreciation	13	12	9
Amortisation	103	109	95
Impairment			37
Core [member] | Continuing operations [member] | Segments [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	1,914	1,461	1,573
Core [member] | Continuing operations [member] | Associates [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	3	4	6
Growth [member]
Disclosure of operating segments [line items]
Sales	769	768	713
Growth [member] | Continuing operations [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales	769	768	713
Adjusted operating profit	38	29	(3)
Intangible charges	(37)	(33)	(583)
Cost of major restructuring	(8)	(95)
Acquisition costs			0
Other net gains and losses	35	(1)
Operating (loss)/profit	28	(100)	(586)
Assets	670	861	722
Share of results of joint ventures and associates	1	(1)	(3)
Capital expenditure	43	51	50
Pre-publication investment	59	68	66
Depreciation	21	27	18
Amortisation	110	116	109
Impairment			530
Growth [member] | Continuing operations [member] | Segments [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	667	859	719
Growth [member] | Continuing operations [member] | Joint ventures where entity is venturer [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	£ 3	£ 2	£ 3